RESERVE AND DISTRIBUTION OF PROFIT (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statutory reserve percentage	50.00%
General reserve	$ 14.0	$ 14.0
Minimum [Member]
Annual tax profits	10.00%